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                         SB ADJUSTABLE RATE INCOME FUND


     I, the undersigned, a duly elected officer of SB Adjustable Rate Income Fund, do hereby certify that (i) the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933, as amended, would not have differed from those contained in the most recent registration statement amendment, filed April 4, 2003, and
(ii) the text of such amendment was filed electronically.




     IN WITNESS WHEREOF, I have signed this Certificate on this 7th day of April, 2003.



                         SB ADJUSTABLE RATE INCOME FUND


                         By: /s/ Robert M. Nelson
                             ---------------------------
                             Name:  Robert M. Nelson
                             Title: Assistant Secretary